Segment Information - Schedule of Revenue and Financial Income Reconciliation (Details) - BRL (R$) R$ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025
Schedule of Revenue and Financial Income Reconciliation [Line Items]
Financial income	R$ 3,503,586		R$ 2,130,941		R$ 6,463,273		R$ 3,793,524
Inter-segment revenues, adjustments or reclassifications	(841,381)		(370,155)		(1,578,289)		(635,370)
Total revenue and financial income	4,121,698		2,468,669		7,634,126		4,532,599
Revenue and financial income reconciliation [Member]
Schedule of Revenue and Financial Income Reconciliation [Line Items]
Net revenue from transaction activities and other services	618,112		337,728		1,170,853		739,075
Financial income	4,344,966		2,537,216		8,041,562		4,490,112
Total reportable segments	4,963,079		2,874,944		9,212,415		5,229,187
Inter-segment revenues, adjustments or reclassifications	(841,381)	[1]	(406,275)	[2]	(1,578,289)	[3]	(696,588)	[4]
Total revenue and financial income	R$ 4,121,698		R$ 2,468,669		R$ 7,634,126		R$ 4,532,599

[1]	Represents eliminations of inter-segment revenue from funding transactions between the Consumer banking, Small and Medium-Sized Businesses and Institutional segments for R$ (841,381).
[2]	Represents eliminations of inter-segment revenue from funding transactions between the Financial Services and Institutional segments for R$ (370,155).
[3]	Represents eliminations of inter-segment revenue from funding transactions between Consumer banking, Small and Medium-Sized Businesses and Institutional segments for R$ (1,578,289).
[4]	Represents eliminations of inter-segment revenue from funding transactions between Consumer Banking and Institutional segments for R$ (635,370).